Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for 2012 and 2011, by segment, were as follows, in millions:

	Gross Goodwill At December 31, 2012	Accumulated Impairment Losses	Net Goodwill At December 31, 2012
Cabinets and Related Products	$240	$(59)	$181
Plumbing Products	544	(340)	204
Installation and Other Services	1,806	(762)	1,044
Decorative Architectural Products	294	(75)	219
Other Specialty Products	980	(734)	246

Total	$3,864	$(1,970)	$1,894

	Gross Goodwill At December 31, 2011	Accumulated Impairment Losses	Net Goodwill At December 31, 2011	Pre-tax Impairment Charge	Other (C)	Net Goodwill At December 31, 2012
Cabinets and Related Products	$240	$(59)	$181	$—	$—	$181
Plumbing Products	541	(340)	201	—	3	204
Installation and Other Services	1,806	(762)	1,044	—	—	1,044
Decorative Architectural Products	294	(75)	219	—	—	219
Other Specialty Products	980	(734)	246	—	—	246

Total	$3,864	$(1,970)	$1,891	$—	$3	$1,894

	Gross Goodwill At December 31, 2010	Accumulated Impairment Losses	Net Goodwill At December 31, 2010	Additions (A)	Discontinued Operations(B)	Pre-tax Impairment Charge	Other (C)	Net Goodwill At December 31, 2011
Cabinets and Related Products	$240	$(59)	$181	$—	$—	$—	$—	$181
Plumbing Products	536	(340)	196	9	—	—	(4)	201
Installation and Other Services	1,819	(762)	1,057	—	(13)	—	—	1,044
Decorative Architectural Products	294	—	294	—	—	(75)	—	219
Other Specialty Products	980	(367)	613	—	—	(367)	—	246

Total	$3,869	$(1,528)	$2,341	$9	$(13)	$(442)	$(4)	$1,891

(A)	Additions include acquisitions.
(B)	During 2011, the Company reclassified the goodwill related to the business units held for sale. Subsequent to the reclassification, the Company recognized a charge for those business units expected to be divested at a loss; the charge included a write-down of goodwill of $13 million.
(C)	Other principally includes the effect of foreign currency translation and purchase price adjustments related to prior-year acquisitions.